SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-14

                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933

[ ] Pre-Effective Amendment No.  [ ]  (File No.: 333-129012)

[X] Post-Effective Amendment No. [1]

(Check Appropriate Box or Boxes)

                AXP Variable Portfolio - Investment Series, Inc.
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               (Exact Name of Registrant as Specified in Charter)

                                 (612) 330-9283
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                        (Area Code and Telephone Number)

       901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402-3268
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 (Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

                  Leslie L. Ogg - 901 Marquette Avenue South,
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                     (Name and Address of Agent For Service)

        Suite 2810,                     Minneapolis       MN          55402-3268
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     (Number and Street)                 (City)         (State)       (Zip Code)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

[x] immediately upon filing pursuant to paragraph (b)
[ ] on (date) pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

[ ] This Post-Effective Amendment designates a new effective date for previously filed Post-Effective Amendment.

PART C. OTHER INFORMATION

Item 15. Indemnification

The Articles of Incorporation of the registrant provide that the Fund shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that she or he is or was a director, officer, employee or agent of the Fund, or is or was serving at the request of the Fund as a director, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, and the Fund may purchase liability insurance and advance legal expenses, all to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended. The By-laws of the registrant provide that present or former directors or officers of the Fund made or threatened to be made a party to or involved (including as a witness) in an actual or threatened action, suit or proceeding shall be indemnified by the Fund to the full extent authorized by the Minnesota Business Corporation Act, all as more fully set forth in the By-laws filed as an exhibit to this registration statement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the directors, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment Company Act of 1940.

Part A is incorporated by reference to Registrant's Pre-Effective Amendment
No. 1 to Registration Statement No. 333-129012 filed electronically on or about Dec. 6, 2005.

Part B is incorporated by reference to Registrant's Pre-Effective Amendment
No. 1 to Registration Statement No. 333-129012 filed electronically on or about Dec. 6, 2005.

Item 16. Exhibits

(1)(a) Articles of Incorporation as amended Nov. 10, 1994, filed electronically as Exhibit 1 to Registrant's Post-Effective Amendment No. 34 to Registration Statement No. 2-73115, are incorporated by reference.

(1)(b) Articles of Amendment to the Articles of Incorporation, dated June 16, 1999, filed electronically as Exhibit (a)(2) to Registrant's Post-Effective Amendment No. 50 to Registration Statement No. 2-73115, are incorporated by reference.

(1)(c) Articles of Amendment to the Articles of Incorporation, dated November 15, 2002, filed electronically as Exhibit (a)(3) to Registrant's Post-Effective Amendment No. 50 to Registration Statement No. 2-73115, are incorporated by reference.

(2)      By-Laws as amended January 11, 2001, filed electronically as Exhibit
         (b) to Registrant's Post-Effective Amendment No. 50 to Registration Statement No. 2-73115, are incorporated by reference.

(3)      Not applicable.

(4) Form of Agreement and Plan of Reorganization is included herein as Exhibit A to Part A of this Registration Statement.

(5)      Not applicable.

(6)(a) Investment Management Services Agreement between Registrant on behalf of its underlying series AXP Variable Portfolio - Capital Resource Fund, AXP Variable Portfolio - Emerging Markets Fund, AXP Variable Portfolio - Equity Select Fund, AXP Variable Portfolio - Growth Fund, AXP Variable Portfolio - International Fund, AXP Variable Portfolio - New Dimensions Fund, AXP Variable Portfolio - S&P 500 Index Fund, AXP Variable Portfolio - Small Cap Advantage Fund and AXP Variable Portfolio - Strategy Aggressive Fund, and American Express Financial Corporation, dated December 1, 2002, filed electronically on or about Oct. 28, 2003 as Exhibit (d)(13) to Registrant's Post-Effective Amendment No. 50 to Registration Statement No. 2-73115 is incorporated by reference.

(6)(b) Investment Management Services Transfer Agreement, dated Sept. 29, 2005, between Ameriprise Financial, Inc. (fka American Express Financial Corporation) and RiverSource Investments, LLC.(1)

(7)      Not applicable.

(8) All employees are eligible to participate in a profit sharing plan. Entry into the plan is Jan. 1 or July 1. The Registrant contributes each year an amount up to 15 percent of their annual salaries, the maximum deductible amount permitted under Section 404(a) of the Internal Revenue Code.

(9)(a) Custodian Agreement dated Oct. 1, 2005, between Registrant and Ameriprise Trust Company.(2)

(9)(b) Custodian Agreement between American Express Trust Company and The Bank of New York dated May 13, 1999, filed electronically as Exhibit (g)(3) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 33 to Registration Statement No. 2-93745, filed on or about May 28, 1999 is incorporated by reference.

(9)(c) Custodian Agreement First Amendment between American Express Trust Company and The Bank of New York, dated December 1, 2000, filed electronically as Exhibit (g)(4) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002 is incorporated by reference.

(9)(d) Custodian Agreement Second Amendment between American Express Trust Company and The Bank of New York, dated June 7, 2001, filed electronically as Exhibit (g)(5) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002 is incorporated by reference.

(9)(e) Custodian Agreement Amendment between American Express Trust Company and The Bank of New York, dated January 31, 2002, filed electronically as Exhibit (g)(6) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002 is incorporated by reference.

(9)(f) Custodian Agreement Amendment between American Express Trust Company and The Bank of New York, dated April 29, 2003, filed electronically as Exhibit (g)(8) to Registrant's Post-Effective Amendment No. 7 to Registration Statement No. 333-57852, filed on or about May 22, 2003, is incorporated by reference.

(10)(a) Plan and Agreement of Distribution, dated Oct. 1, 2005, between Registrant and IDS Life Insurance Company.(3)


(10)(b)  Rule 18f-3 Plan: not applicable.

(11) Opinion and consent of counsel as to the legality of the securities being registered filed electronically on or about Oct. 14, 2005 as Exhibit (11) to Registration Statement No. 333-129012 is incorporated by reference.

(12)(a) Tax opinion for Reorganization of RiverSource Variable Portfolio - New Dimensions Fund and RiverSource Variable Portfolio - Large Cap Equity Fund is filed electronically herewith as Exhibit (12)(a).

(12)(b) Tax opinion for Reorganization of RiverSource Variable Portfolio - Strategy Aggressive Fund and RiverSource Variable Portfolio - Mid Cap Growth Fund is filed electronically herewith as Exhibit (12)(b).

(13)(a) Administrative Services Agreement, dated Oct. 1, 2005, between Registrant and Ameriprise Financial, Inc. (4)

(13)(b) License Agreement, dated Oct. 1, 2005, between Ameriprise Financial Inc. and the RiverSource funds.(5)

(13)(c) License Agreement, dated June 17, 1999, between American Express Funds and American Express Company filed electronically on or about Sept. 23, 1999 as Exhibit (h)(4) to AXP Stock Fund, Inc.'s Post-Effective Amendment No. 98 to Registration Statement No. 2-11358, is incorporated by reference.

(13)(d) Addendum to Schedule A and Schedule B of the License Agreement between the American Express Funds and American Express Company, dated June 23, 2004, filed electronically on or about June 28, 2004 as Exhibit (h)(2) to AXP Variable Portfolio - Select Series, Inc. Pre-Effective Amendment No. 1 to Registration Statement No. 333-113780 is incorporated by reference.

(13)(e) License Agreement, dated Oct. 1, 2005, between Ameriprise Financial, Inc. and AXP Dimensions Series, Inc., AXP Growth Series, Inc. and AXP Variable Portfolio - Investment Series, Inc. filed electronically on or about Oct. 27, 2005 as Exhibit (h)(9) to AXP Variable Portfolio - Investment Series, Inc. Post-Effective Amendment No. 57 to Registration Statement No. 2-73115 is incorporated by reference.

(14)(a) Consent of Independent Registered Public Accounting Firm as to RiverSource Variable Portfolio - New Dimensions Fund and RiverSource Variable Portfolio - Large Cap Equity Fund filed electronically on or about Dec. 6, 2005 as Exhibit (14)(a) to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-129012 is incorporated by reference.

(14)(b) Consent of Independent Registered Public Accounting Firm as to RiverSource Variable Portfolio - Strategy Aggressive Fund and RiverSource Variable Portfolio - Mid Cap Growth Fund filed electronically on or about Dec. 6, 2005 as Exhibit (14)(b) to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-129012 is incorporated by reference.

(15)     Financial Statements: Not applicable.

(16) Directors'/Trustees' Power of Attorney to sign this Registration Statement and its amendments, dated Jan. 11, 2006, is filed electronically herewith as Exhibit (16).

(17)(a) Code of Ethics adopted under Rule 17j-1 for Registrant filed electronically on or about March 28, 2005 as Exhibit (p)(1) to AXP Selected Series, Inc.'s Post-Effective Amendment No. 42 to Registration Statement No. 2-93745 is incorporated by reference.

(17)(b) Code of Ethics adopted under Rule 17j-1 for Registrant's investment adviser and principal underwriter, dated Oct. 26, 2005, filed electronically on or about Nov. 22, 2005 as Exhibit (p)(2) to AXP Equity Series, Inc. Post-Effective Amendment No. 100 to Registration Statement No. 2-13188 is incorporated by reference.

(17)(c) Prospectus, dated Oct. 28, 2005, for RiverSource Variable Portfolio - Large Cap Equity Fund, RiverSource Variable Portfolio - New Dimensions Fund, RiverSource Variable Portfolio - Mid Cap Growth Fund, and RiverSource Variable Portfolio - Strategy Aggressive Fund filed electronically on or about Dec. 6, 2005 as Exhibit (17)(c) to Pre-Effective Amendment No. 1 to Registration Statement No. 333-129012 is incorporated by reference.

(17)(d) Statement of Additional Information, dated Oct. 28, 2005, for RiverSource Variable Portfolio - Large Cap Equity Fund, RiverSource Variable Portfolio - New Dimensions Fund, RiverSource Variable Portfolio - Mid Cap Growth Fund, and RiverSource Variable Portfolio - Strategy Aggressive Fund filed electronically on or about Dec. 6, 2005 as Exhibit (17)(d) to Pre-Effective Amendment No. 1 to Registration Statement No. 333-129012 is incorporated by reference.

(17)(e)  Annual Report, dated Aug. 31, 2005, for RiverSource Variable Portfolio
         - Large Cap Equity Fund, RiverSource Variable Portfolio - New Dimensions Fund, RiverSource Variable Portfolio - Mid Cap Growth Fund, and RiverSource Variable Portfolio - Strategy Aggressive Fund filed electronically on or about Dec. 6, 2005 as Exhibit (17)(e) to Pre-Effective Amendment No. 1 to Registration Statement No. 333-129012 is incorporated by reference.

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(1)  Incorporated by reference to Exhibit (d)(3) of AXP Fixed Income Series,
     Inc. Post-Effective Amendment No. 59 to Registration Statement No. 2-51586 filed on or about Oct. 27, 2005.

(2) Incorporated by reference to Exhibit (g)(1) of AXP Variable Portfolio - Investment Series, Inc. Post-Effective Amendment No. 57 to Registration Statement No. 2-73115 filed on or about Oct. 27, 2005.

(3) Incorporated by reference to Exhibit (m)(1) of AXP Variable Portfolio - Investment Series, Inc. Post-Effective Amendment No. 57 to Registration Statement No. 2-73115 filed on or about Oct. 27, 2005.

(4) Incorporated by reference to Exhibit (h)(1) of AXP Fixed Income Series, Inc. Post-Effective Amendment No. 59 to Registration Statement No. 2-51586 filed on or about Oct. 27, 2005.

(5) Incorporated by reference to Exhibit (h)(7) of AXP Fixed Income Series, Inc. Post-Effective Amendment No. 59 to Registration Statement No. 2-51586 filed on or about Oct. 27, 2005.

Item 17. Undertakings.

    None.

                                    SIGNATURES

As required by the Securities Act of 1933, as amended, the Registrant, AXP Variable Portfolio - Investment Series, Inc., certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned duly authorized in the city of Minneapolis, and State of Minnesota on the 24th day of March, 2006.


AXP VARIABLE PORTFOLIO - INVESTMENT SERIES, INC.



By /s/   Paula R. Meyer
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         Paula R. Meyer, President



By /s/   Jeffrey P. Fox
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         Jeffrey P. Fox, Treasurer


As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 24th day of March, 2006.


Signature                                            Capacity


/s/  Arne H. Carlson*                                Chair of the Board
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     Arne H. Carlson

/s/  Kathleen A. Blatz*                              Director
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     Kathleen A. Blatz

/s/  Patricia M. Flynn*                              Director
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     Patricia M. Flynn

/s/  Anne P. Jones*                                  Director
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     Anne P. Jones

/s/  Jeffrey Laikind*                                Director
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     Jeffrey Laikind

/s/  Stephen R. Lewis, Jr.*                          Director
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     Stephen R. Lewis, Jr.

/s/  Catherine James Paglia*                         Director
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     Catherine James Paglia

/s/  Alan K. Simpson*                                Director
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     Alan K. Simpson

/s/  Alison Taunton-Rigby*                           Director
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     Alison Taunton-Rigby

/s/  William F. Truscott*                            Director
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     William F. Truscott


* Signed pursuant to Directors' Power of Attorney dated Jan. 11, 2006, filed electronically herewith as Exhibit (16) by:



/s/  Leslie L. Ogg
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     Leslie L. Ogg